Concentration (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Concentration Risk [Line Items]
Net revenue	$ 1,235,825	$ 300,652	$ 2,404,606	$ 2,446,979	$ 3,979,049	$ 4,362,585
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage					11.60%	5.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage						5.10%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Suppliers One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	74.45%		75.56%		33.20%	25.50%
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Suppliers Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.20%		18.76%		19.40%	16.20%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Non-medical Facial Mask [Member]
Concentration Risk [Line Items]
Concentration risk, percentage						25.00%